UNEARNED REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Unearned revenue

	2018	2017
Unearned revenues of the infrastructure assets	1,596,238	1,661,236
Unearned revenues of service installation fees	159,345	—
Other	160,987	111,592

Total	1,916,570	1,772,828

Current	229,497	139,012
Non-current	1,687,073	1,633,816